Note 9 - Summary of Stock Options - Summary of Options Outstanding and Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Range One [Member]
Range of Exercise Prices, Lower Range (in dollars per share)		$ 2.64
Range of Exercise Prices, Upper Range (in dollars per share)		$ 4.80
Options Outstanding, Number (in shares)	12,500	313,002
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 2.64	$ 4.45
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 43 days	8 years 262 days
Options Exercisable - Number (in shares)		73,197
Options Exercisable - Weighted Average Exercise Price (in dollars per share)		$ 4.80
Range Two [Member]
Range of Exercise Prices, Lower Range (in dollars per share)	$ 3.68	6
Range of Exercise Prices, Upper Range (in dollars per share)	$ 3.76	$ 9.92
Options Outstanding, Number (in shares)	79,376	699,554
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 3.75	$ 6.32
Options Outstanding - Weighted Average Remaining Contractual Term	8 years 313 days	9 years 277 days
Options Exercisable - Number (in shares)	21,498	39,050
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 3.75	$ 9.92
Range Three [Member]
Range of Exercise Prices, Lower Range (in dollars per share)		56
Range of Exercise Prices, Upper Range (in dollars per share)		$ 96
Options Outstanding, Number (in shares)	212,300	7,393
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 4.80	$ 69.76
Options Outstanding - Weighted Average Remaining Contractual Term	8 years 156 days	1 year 215 days
Options Exercisable - Number (in shares)	81,288	7,393
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 4.80	$ 69.76
Range Four [Member]
Range of Exercise Prices, Lower Range (in dollars per share)		104
Range of Exercise Prices, Upper Range (in dollars per share)		$ 296
Options Outstanding, Number (in shares)	609,003	2,246
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6	$ 126.98
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 262 days	1 year 208 days
Options Exercisable - Number (in shares)	29,599	2,246
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 6	$ 126.98
Options Outstanding, Number (in shares)	1,131,768	1,022,195
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6.42	$ 6.47
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 87 days	9 years 135 days
Options Exercisable - Number (in shares)	179,832	121,886
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 9.86	$ 12.63